Exhibit 99.1

Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	October 2015
Distribution Date	11/16/2015
Transaction Month	21
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	January 4, 2014
Closing Date:	February 5, 2014

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,194,774,929.46	62,651	3.36%	60.38
Original Adj. Pool Balance:		$1,148,453,622.72

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$234,000,000.00	19.585%	0.20000%		February 17, 2015
Class A-2 Notes	Fixed	$365,000,000.00	30.550%	0.46000%		January 16, 2017
Class A-3 Notes	Fixed	$348,000,000.00	29.127%	0.79000%		July 16, 2018
Class A-4 Notes	Fixed	$115,890,000.00	9.700%	1.32000%		August 15, 2019
Class B Notes	Fixed	$20,670,000.00	1.730%	1.73000%		August 15, 2019
Class C Notes	Fixed	$31,010,000.00	2.595%	2.02000%		August 15, 2019
Class D Notes	Fixed	$25,270,000.00	2.115%	2.53000%		July 15, 2020
Total Securities		$1,139,840,000.00	95.402%

Overcollateralization		$8,613,622.72	0.721%
YSOA		$46,321,306.74	3.877%
Total Original Pool Balance		$1,194,774,929.46	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$331,809,261.38	0.9534749	$308,101,084.43	0.8853479	$23,708,176.95
Class A-4 Notes	$115,890,000.00	1.0000000	$115,890,000.00	1.0000000	$-
Class B Notes	$20,670,000.00	1.0000000	$20,670,000.00	1.0000000	$-
Class C Notes	$31,010,000.00	1.0000000	$31,010,000.00	1.0000000	$-
Class D Notes	$25,270,000.00	1.0000000	$25,270,000.00	1.0000000	$-
Total Securities	$524,649,261.38	0.4602833	$500,941,084.43	0.4394837	$23,708,176.95

Weighted Avg. Coupon (WAC)	3.22%		3.22%
Weighted Avg. Remaining Maturity (WARM)	40.51		39.56
Pool Receivables Balance	$561,342,258.24		$536,641,295.39
Remaining Number of Receivables	44,511		43,685

Adjusted Pool Balance	$541,876,065.72		$518,167,888.77

III. COLLECTIONS

Principal:
Principal Collections	$23,582,487.78
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$629,395.52
Total Principal Collections	$24,211,883.30

Interest:
Interest Collections	$1,526,465.29
Late Fees & Other Charges	$50,339.57
Interest on Repurchase Principal	$-
Total Interest Collections	$1,576,804.86

Collection Account Interest	$2,088.07
Reserve Account Interest	$248.91
Servicer Advances	$-

Total Collections	$25,791,025.14

Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	October 2015
Distribution Date	11/16/2015
Transaction Month	21
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections					$25,791,025.14
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$25,791,025.14
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$467,785.22		$467,785.22	$467,785.22
Collection Account Interest					$2,088.07
Late Fees & Other Charges					$50,339.57
Total due to Servicer					$520,212.86

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$218,441.10		$218,441.10
Class A-4 Notes		$127,479.00		$127,479.00

Total Class A interest:		$345,920.10		$345,920.10	$345,920.10

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$29,799.25		$29,799.25	$29,799.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,200.17		$52,200.17	$52,200.17

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$53,277.58		$53,277.58	$53,277.58

Available Funds Remaining:					$24,789,615.18

9. Regular Principal Distribution Amount:					$23,708,176.95

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$23,708,176.95
Class A-4 Notes				$-
Class A Notes Total:		$23,708,176.95		$23,708,176.95
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$23,708,176.95		$23,708,176.95

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,081,438.23

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$19,466,192.52
Beginning Period Amount	$19,466,192.52
Current Period Amortization	$992,785.90
Ending Period Required Amount	$18,473,406.62
Ending Period Amount	$18,473,406.62
Next Distribution Date Required Amount	$17,507,525.73

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,871,134.06
Beginning Period Amount	$2,871,134.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,871,134.06
Ending Period Amount	$2,871,134.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%
		Beginning	Ending	Target
Overcollateralization Amount		$17,226,804.34	$17,226,804.34	$17,226,804.34
Overcollateralization as a % of Original Adjusted Pool		1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool		3.18%	3.32%	3.32%

Hyundai Auto Receivables Trust 2014-A
Monthly Servicing Report

Collection Period	October 2015
Distribution Date	11/16/2015
Transaction Month	21
30/360 Days	30
Actual/360 Days	32

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.69%	43,111	98.17%	$526,797,459.76
30 - 60 Days	1.02%	446	1.43%	$7,690,595.69
61 - 90 Days	0.23%	100	0.32%	$1,691,577.55
91 + Days	0.06%	28	0.09%	$461,662.39
		43,685		$536,641,295.39
Total
Delinquent Receivables 61 + days past due	0.29%	128	0.40%	$2,153,239.94
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.27%	122	0.39%	$2,162,636.63
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.31%	139	0.44%	$2,564,492.33
Three-Month Average Delinquency Ratio	0.29%		0.41%

Repossession in Current Period		33		$636,514.59
Repossession Inventory		89		$348,617.15

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,118,475.07
Recoveries				$(629,395.52)
Net Charge-offs for Current Period				$489,079.55

Beginning Pool Balance for Current Period				$561,342,258.24

Net Loss Ratio				1.05%
Net Loss Ratio for 1st Preceding Collection Period				0.80%
Net Loss Ratio for 2nd Preceding Collection Period				0.75%
Three-Month Average Net Loss Ratio for Current Period				0.86%

Cumulative Net Losses for All Periods				$9,802,806.36
Cumulative Net Losses as a % of Initial Pool Balance				0.82%

Principal Balance of Extensions				$2,389,533.51
Number of Extensions				137